Technology and content expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Technology and content expense	$ 9,010	$ 9,217	$ 17,894	$ 18,862
Technology and content expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs	2,562	3,028	5,254	6,194
Technology license and maintenance expenses	6,448	6,189	12,640	12,668
Technology and content expense	$ 9,010	$ 9,217	$ 17,894	$ 18,862
Percentual decrease in expenses (as a percent)			5.10%